Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

Note 21 – Leases

A. Information regarding material lease agreements

a.	The Group leases vehicles for approximately three-year periods from several different leasing companies and from time to time changes the number of leased vehicles according to its current needs. The leased vehicles are identified by means of license numbers and the vehicle’s registration, with the leasing companies not being able to switch vehicles, other than in cases of deficiencies. The leased vehicles are used by the Group’s headquarters staff, marketing and salespersons and other employees whose employment agreements include an obligation of the Group to put a vehicle at their disposal. The Group accounted for the arrangement between it and the leasing companies as a lease arrangement in the scope of IFRS 16, “Leases” and for the arrangement between it and its employees as an arrangement in the scope of IAS 19, “Employee Benefits”. The agreements with the leasing companies do not contain extension and/or termination options that the Group is reasonably certain to exercise.

A lease liability and right-of-use asset in the amount of $316 have been recognized in the statement of financial position as of December 31, 2023, in respect of leases of vehicles.

b.	The Group leases offices in Ness-Ziona for a period of up to five years under a few different contracts for different floors used for offices, labs and manufacturing facilities, in the same building. The contractual periods of the aforesaid lease agreements end in August 2024, November 2026 and July 2027. The Group also leases offices in Waltham, Massachusetts, U.S., for a contractual period of seven years, which ends in February 2029 and in Munich, Germany for a contractual period of five years, which ends in December 2027.

The lease payments in some of the Group’s leases in Israel and Germany are linked to the local consumer price indexes known on the lease’s date of inception. The revaluation of the lease payments was recognized as a right-of-use asset. The asset was adjusted by the amount of $243 in 2023.

The Group has the option to extend some of its lease agreements. In measuring the lease liability and the right-of-use asset, the Group did not take into account those options since under the current management those options are not reasonably certain to be exercised.

c.	In 2022, a lease liability and right-of-use asset of $627 were recognized as part of the business combination of Formatec Holding. For more information, see Note 9.B(2). In December 2023, the Group extended the aforesaid lease until March 2029, recognizing additional $613 right-of-use asset.

B. Right-of-use assets:

	Buildings	Vehicles	Total
Balance as at January 1, 2022	4,192	299	4,491
Acquisition through business combinations	627	—	627
Depreciation	3,349	221	3,570
Disposals	95	58	153
Additions	14,419	319	14,738
Remeasurement	459	—	459
Effect of changes in exchange rates	(52)	(1)	(53)
Balance as at December 31, 2022	16,201	338	16,539
Depreciation	4,316	256	4,572
Disposals	293	46	339
Additions	613	316	929
Remeasurement	(536)	—	(536)
Effect of changes in exchange rates	44	7	51
Balance as at December 31, 2023	11,713	359	12,072

C. Lease liabilities

Maturity analysis of the Group’s lease liabilities:

	December 31,	December 31,
	2022	2023
Maturity analysis of the Group’s lease liabilities:
Less than one year	4,846	4,473
One to five years	12,189	8,520
Above 5 years	185	222
Total	17,220	13,215

D. Amounts recognized in profit or loss

	2021	2022	2023
Interest expenses on lease liability	237	180	477
Expenses relating to leases	1,592	3,723	4,911
	1,829	3,903	5,388

During the years ended December 31, 2023 and 2022, the Company paid a total of $4,823 and $4,151, respectively, for lease payments.